UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-2922

WADDELL & REED ADVISORS CASH MANAGEMENT, INC.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code:		913-236-2000
Date of fiscal year end:	September 30, 2003
Date of reporting period:	September 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed Advisors Funds

Cash Management
Annual Report
September 30, 2003

CONTENTS

3	Manager's Discussion
5	Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
21	Notes to Financial Statements
25	Independent Auditors' Report
26	Income Tax Information
27	Directors & Officers
33	Annual Privacy Notice
34	Householding Notice

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Cash Management, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Cash Management, Inc. current prospectus.

MANAGER'S DISCUSSION

September 30, 2003
An interview with Mira Stevovich, CFA, portfolio manager of Waddell & Reed Advisors Cash Management, Inc.

This report relates to the operation of Waddell & Reed Advisors Cash Management, Inc. for the fiscal year ended September 30, 2003. The following discussion and tables provide you with information regarding the Fund's performance during that period.

How did the Fund perform during the last fiscal year?

The Fund was competitive with peer group money market funds, however, due to declining rates of interest, the overall yield on the Fund declined. The Federal Reserve lowered the Federal Funds rate from 1.75% to 1.25% early in the fiscal year, and dropped the rate to 1.0% in late June 2003. These historically low rates of interest made the environment challenging for all money market funds.

What market conditions or events influenced the Fund's performance during the fiscal year?

The further decline of the Federal Funds rate from 1.75% to 1.0% affected the overall performance of the Fund. During most of the fiscal year we were operating in a market that anticipated lower interest rates. Market sentiment prior to the June 2003 Federal Reserve meeting had even factored in the possibility of a 1/2% rate cut, as opposed to the 1/4% lower Fed Funds rate which the Federal Reserve ultimately announced.
In addition to interest rates, credit quality played a role in the management and performance of the Fund during the fiscal year. The weak economic environment has taken its toll on the credit quality of many companies. As a result, we have chosen to extend our overall maturity with very select securities of the highest quality, based on our strict credit risk constraints. We have remained vigilant in our review of the companies whose securities we purchase as a result of these credit concerns.

What strategies and techniques did you employ that specifically affected the Fund's performance?

We have maintained a defensive posture during this weak economic period. We have maintained the average maturity of the Fund by carefully selecting high quality securities in which to invest. Overall, we believe that this strategy has helped performance. However, securities issued by the highest quality companies are issued at premium rates of interest (lowest yielding securities). This ultimately affects the Fund's yield. To attempt to compensate for this, we attempted to time the purchase of our longer-dated securities during periods in which the overall market anticipated higher future rates of interest, in an effort to take advantage of temporarily higher yields.

What industries or sectors did you emphasize during the fiscal year, and what looks attractive to you going forward?

We emphasized investments of the highest credit quality during the fiscal year in an effort to add value to the Fund's portfolio. We intend to continue to invest in securities of companies with the highest credit quality, as well as U.S. Treasury and government agency securities, when we feel that they look attractive on a relative basis. Top-rated U.S. banks continue to offer good value, in our opinion. Therefore, we intend to look at opportunities in this area going forward. As the economy improves, we hope that other companies and industries will provide attractive investment opportunities for the Fund.
Respectfully,

Mira Stevovich, CFA
Manager
Waddell & Reed Advisors
Cash Management, Inc.

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.
Please remember that an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

THE INVESTMENTS OF CASH MANAGEMENT

September 30, 2003

CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 4.92%

Security and Commodity Brokers

Citibank, N.A.,
1.07%, 11-20-03	$17,500	$17,500,000
Wells Fargo Bank, N.A.:
1.06%, 10-8-03	20,000	20,000,000
1.06%, 11-13-03	6,000	6,000,000

Total Certificates of Deposit

		43,500,000

Commercial Paper

Banks - 0.79%

Citicorp,
1.05%, 11- 4-03	7,000	6,993,058

Beverages - 0.49%

Coca-Cola Company (The),
1.03%, 10-20-03	4,300	4,297,663

Containers - 4.16%

Bemis Company, Inc.:
1.12%, 10-1-03	2,098	2,098,000
1.03%, 10-9-03	2,707	2,706,380
Florens Container Inc. (Bank of America N.A.),
1.06%, 10-16-03	32,000	31,985,867

		36,790,247

Electrical Equipment - 1.65%

W.W. Grainger, Inc.,
1.04%, 10-27-03	14,580	14,569,049

Finance Companies - 0.39%

USAA Capital Corp.,
1.10%, 10-1-03	3,500	3,500,000

Health Care - Drugs - 12.33%

Alcon Capital Corporation (Nestle S.A.):
1.03%, 10-17-03	7,475	7,471,578
1.05%, 10-21-03	22,300	22,286,992
1.06%, 11-14-03	14,450	14,431,279
GlaxoSmithKline Finance plc,
1.03%, 10-16-03	20,863	20,854,046
Pfizer Inc.,
1.02%, 11-17-03	44,000	43,941,407

		108,985,302

Motor Vehicles - 3.15%

Harley-Davidson, Inc.:
1.04%, 10-1-03	12,500	12,500,000
1.02%, 10-3-03	335	334,981
1.03%, 10-8-03	15,000	14,996,996

		27,831,977

Multiple Industry - 3.56%

General Electric Capital Corporation,
1.04%, 10-16-03	31,495	31,481,352

Petroleum - Domestic - 5.35%

Shell Finance (U.K.) PLC:
1.05%, 10-9-03	23,790	23,784,449
1.05%, 10-14-03	13,500	13,494,881
1.05%, 10-21-03	10,000	9,994,167

		47,273,497

Security and Commodity Brokers - 1.70%

Prudential Funding Corp.,
1.03%, 10-15-03	15,000	14,993,992

Utilities - Electric - 2.94%

AES Shady Point Inc. (Bank of America N.A.),
1.05%, 10-21-03	26,000	25,984,833

Utilities - Telephone - 6.17%

BellSouth Corporation,
1.03%, 10-6-03	6,058	6,057,133
SBC International Inc. (SBC Communications Inc.):
1.03%, 10-20-03	2,750	2,748,505
1.05%, 10-23-03	22,800	22,785,370
Verizon Network Funding Corporation:
1.04%, 10-2-03	2,000	1,999,942
1.03%, 10-20-03	2,100	2,098,858
1.04%, 10-22-03	18,900	18,888,534

		54,578,342

Total Commercial Paper - 42.68%

		377,279,312

Notes

Banks - 5.10%

Bank One, N.A.,
1.04%, 11-24-03	29,000	28,998,807
Wells Fargo & Company:
1.10938, 1-2-04	8,000	8,000,000
9.125%, 2-1-04	7,920	8,124,260

		45,123,067

Beverages - 1.40%

Pepsi Bottling Group Inc. (The),
5.375%, 2-17-04	12,200	12,393,219

Business Equipment and Services - 0.90%

Berkeley Hills Country Club, Inc. (Wachovia Bank),
1.19%, 10-9-03	6,600	6,600,000
Playworld Systems Incorporated (Wachovia Bank),
1.19%, 10-8-03	1,330	1,330,000

		7,930,000

Capital Equipment - 0.30%

Duerr Tool & Die Company, Inc. (Wachovia Bank),
1.19%, 10-9-03	2,655	2,655,000

Finance Companies - 0.05%

DBSI First Mortgage 1997 Corp. (United States
National Bank of Oregon),
1.15%, 10-9-03	400	400,000

Food and Related - 0.66%

Butter Krust Baking Company, Inc. (Wachovia Bank),
1.22%, 10-9-03	2,550	2,550,000
Cheney Bros, Inc. (Wachovia Bank),
1.19%, 10-9-03	3,250	3,250,000

		5,800,000

Furniture and Furnishings - 0.44%

Capo & Sons Corporation (Wachovia Bank),
1.19%, 10-9-03	3,905	3,905,000

Health Care - Drugs - 3.56%

Merck & Co., Inc.,
4.489%, 2-22-04 (A)	31,100	31,492,876

Hospital Supply and Management - 0.84%

Autumn House at Powder Mill, Inc. (Suntrust Bank),
1.10%, 10-9-03	1,450	1,450,000
Meriter Management Services, Inc. (U.S. Bank
Milwaukee, National Association),
1.20%, 10-8-03	5,965	5,965,000

		7,415,000

Leisure Time Industry - 0.83%

Ansley Golf Club, Inc. (Wachovia Bank),
1.19%, 10-9-03	7,365	7,365,000

Real Estate Investment Trust - 1.00%

Brentwood Apartments of Mooresville, L.L.C.
(Wachovia Bank),
1.19%, 10-9-03	5,665	5,665,000
Handy, L.C. (U.S. Bank, National Association),
1.20%, 10-9-03	3,180	3,180,000

		8,845,000

Retail - General Merchandise - 3.21%

Wal-Mart Stores, Inc.,
5.199%, 6-1-04	27,600	28,351,578

Retail - Specialty Stores - 0.21%

El Dorado Enterprises of Miami, Inc. (Wachovia Bank),
1.19%, 10-9-03	1,840	1,840,000

Trucking and Shipping - 0.06%

Volpe Family Partnership, L.P. (Wachovia Bank),
1.17%, 10-9-03	500	500,000

Utilities - Telephone - 4.99%

BellSouth Corporation,
4.16%, 4-26-04 (A)	22,000	22,337,485
SBC Communications Inc.,
4.18%, 6-5-04	21,350	21,774,695

		44,112,180

Total Notes - 23.55%

		$208,127,920

TOTAL CORPORATE OBLIGATIONS - 71.15%

		$628,907,232

(Cost: $628,907,232)

MUNICIPAL OBLIGATIONS

Alabama - 0.44%

The Industrial Development Board of the City of Dothan, Alabama's Taxable Adjustable/Fixed Rate Industrial Revenue Bonds, Series 1999 (Dunbarton Project), (Wachovia Bank),
1.19%, 10-9-03	3,900	3,900,000

California - 5.00%

Pollution Control Financing Authority, Environmental Improvement Revenue Bonds, Air Products Manufacturing Corporation, Series 1997A (Taxable),
1.11%, 11-5-03	41,750	41,750,000
California Statewide Communities Development Authority, Variable Rate Demand, Taxable Multifamily Housing Revenue Bonds (La Puenta Apartments), 2001 Series JJ-T (U.S. Bank, National Association),
1.5%, 10-3-03	2,425	2,425,000

		44,175,000

Colorado - 0.61%

Colorado Agricultural Development Authority, Adjustable Rate Industrial Development Revenue Bonds (Royal Crest Dairy, Inc. Project), Series 1998 (UMB Bank Colorado),
1.45%, 10-8-03	3,900	3,900,000
Kit Carson County, Colorado, Architectural Development Revenue Bonds (Taxable), (Midwest Farms, L.L.C. Project), Series 1997 (Wells Fargo Bank),
1.1%, 10-9-03	1,470	1,470,000

		5,370,000

District of Columbia - 0.34%

District of Columbia Revenue Bonds, American Society for Microbiology Project, Series 1999B (Taxable), (First Union National Bank),
1.17%, 10-9-03	2,990	2,990,000

Kansas - 0.87%

City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank, National Association),
1.2%, 10-3-03	7,725	7,725,000

Maine - 0.50%

Finance Authority of Maine, Taxable Electric Rate Stabilization Revenue Notes, Series 1998A (Maine Public Service Company), (AMBAC Assurance Corporation),
1.1%, 10-8-03	4,460	4,460,000

Maryland - 1.68%

Mayor and City Council of Baltimore (City of Baltimore, Maryland), General Obligation Bonds, Consolidated Public Improvement Bonds:
Series 2003C (Variable Rate Demand/Taxable),
1.1%, 10-9-03	7,650	7,650,000
Series 2003D (Variable Rate Demand/Taxable),
1.1%, 10-9-03	2,850	2,850,000
Maryland Industrial Development Financing Authority, Taxable Limited Obligation Economic Development Revenue Bonds (Cloverleaf Enterprises, Inc. Facility), 1999 Issue (Wachovia Bank),
1.19%, 10-9-03	4,325	4,325,000

		14,825,000

New York - 1.57%

The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale, New York Branch),
1.11%, 10-8-03	13,845	13,845,000

Pennsylvania - 0.55%

Berks County Industrial Development Authority, Federally-Taxable Variable Rate Demand/Fixed Rate Revenue Bonds (Tray-Pak Corp. Project), Series B of 2001 (Wachovia Bank),
1.17%, 10-9-03	2,720	2,720,000
Montgomery County Industrial Development Authority, Federal Taxable Variable Rate Demand Revenue Bonds (Neose Technologies, Inc. Project), Series B of 1997 (First Union Bank),
1.24%, 10-8-03	2,125	2,125,000

		4,845,000

Rhode Island - 0.40%

Rhode Island Economic Development Corporation, Taxable Variable Rate Economic Development Revenue Bonds (AAA Southern New England Project), Series 1998 (Wachovia Bank),
1.19%, 10-9-03	3,575	3,575,000

Texas - 0.43%

Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
1.1%, 12-11-03	3,800	3,800,000

Washington - 2.99%

Washington State Housing Finance Commission:
Taxable Variable Rate Demand Multifamily
Revenue Bonds:
Springfield Meadows Apartments Project, Series 2001B (U.S. Bank, National Association),
1.2%, 10-3-03	5,950	5,950,000
Brittany Park Project, Series 1996B (U.S. Bank of Washington, National Association),
1.13%, 10-9-03	2,955	2,955,000
Country Club Apartments Project, Series 2001B (U.S. Bank, National Association),
1.3%, 10-3-03	2,145	2,145,000
Taxable Variable Rate Demand Nonprofit Revenue Bonds, Virginia Mason Research Center Project, Series 1997B (U.S. Bank, National Association),
1.15%, 10-9-03	1,880	1,880,000
Wenatchee Valley Clinic, P.S., Floating Rate
Taxable Bonds, Series 1998 (U.S. Bank,
National Association),
1.15%, 10-9-03	11,500	11,500,000
Washington Economic Development Finance Authority, Taxable Variable Rate Demand Industrial Revenue Bonds (Tonkin Building Associates, LLC Project), Series 1997B (U.S. Bank of Washington, National Association),

1.15%, 10-9-03	1,525	1,525,000
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
1.15%, 10-9-03	451	451,000

		26,406,000

Wisconsin - 0.88%

Town of Wood River, Wisconsin, Variable Rate Demand Industrial Development Revenue Bonds (Burnett Dairy Cooperative Project), Series 2001B (U.S. Bank, National Association),
1.2%, 10-3-03	5,630	5,630,000
Village of Oregon, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Five K Partnership and Wisco Industries, Inc. Project), Series 2001B (U.S. Bank, National Association),
1.15%, 10-9-03	2,150	2,150,000

		7,780,000

TOTAL MUNICIPAL OBLIGATIONS - 16.26%

		$143,696,000

(Cost: $143,696,000)

UNITED STATES GOVERNMENT SECURITIES

Federal Farm Credit Bank:
1.48%, 10-31-03	5,500	5,493,240
1.1%, 5-14-04	4,250	4,248,167
Federal Home Loan Bank:
1.05%, 7-16-04	13,000	13,000,000
1.2%, 8-20-04	10,500	10,500,000
1.5%, 10- 4-04	13,500	13,500,000
Federal Home Loan Mortgage Corporation,
4.875%, 4-16-04	1,000	1,019,659
Overseas Private Investment Corporation:
1.06%, 10-8-03	5,000	5,000,000
1.06%, 10-8-03	31,718	31,717,790
United States Treasury Bill,
1.03%, 2-12-04	8,000	7,969,329
United States Treasury Note,
2.75%, 10-31-03	24,000	24,017,986

TOTAL UNITED STATES GOVERNMENT SECURITIES - 13.18%

		$116,466,171

(Cost: $116,466,171)

TOTAL INVESTMENT SECURITIES - 100.59%

		$889,069,403

(Cost: $889,069,403)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.59%)

		(5,180,357)

NET ASSETS - 100.00%

		$883,889,046

Notes to Schedule of Investments

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the total value of these securities amounted to $53,830,361 or 6.09% of net assets.

Cost of investments owned is the same as that used for Federal income tax purposes.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

STATEMENT OF ASSETS AND LIABILITIES

CASH MANAGEMENT

September 30, 2003

(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost-$889,069) (Note 1)	$889,069
Cash	1,327
Receivables:
Interest	2,923
Fund shares sold	2,559
Prepaid registration fees	68
Prepaid insurance premium	17

Total assets	895,963

LIABILITIES
Payable to Fund shareholders	11,689
Accrued shareholder servicing (Note 2)	334
Accrued accounting and administrative services fees (Note 2)	18
Dividends payable	16
Accrued management fee (Note 2)	10
Other	7

Total liabilities	12,074

Total net assets	$883,889

NET ASSETS
$0.01 par value capital stock, authorized - 5,000,000;
Class A shares outstanding - 859,906
Class B shares outstanding - 13,916
Class C shares outstanding - 8,471
Waddell & Reed Money Market Class C shares outstanding - 1,596
Capital stock	$8,839
Additional paid-in capital	875,050

Net assets applicable to outstanding units of capital	$883,889

Net asset value, redemption and offering price per share for all classes	$1.00

STATEMENT OF OPERATIONS

CASH MANAGEMENT

For the Fiscal Year Ended September 30, 2003

(In Thousands)

INVESTMENT INCOME
Interest and amortization (Note 1B)	$14,290

Expenses (Note 2):
Investment management fee	4,025
Shareholder servicing:
Class A	3,238
Class B	50
Class C	34
Waddell & Reed Money Market Class C	3
Distribution fee:
Class B	111
Class C	69
Waddell & Reed Money Market Class C	13
Accounting and administrative services fees	142
Custodian fees	127
Service fee:
Class B	37
Class C	23
Waddell & Reed Money Market Class C	4
Legal fees	23
Audit fees	14
Other	435

Total	8,348
Less expenses in excess of voluntary reimbursement of (Note 2):
Class B 12b-1 fees	(70)
Class C 12b-1 fees	(48)
Waddell & Reed Money Market Class C
12b-1 fees	(5)

Total expenses	8,225

Net investment income	6,065

Net increase in net assets resulting from operations	$6,065

STATEMENT OF CHANGES IN NET ASSETS

CASH MANAGEMENT

(In Thousands)

	For the fiscal year ended September 30,

	2003

		2002

DECREASE IN NET ASSETS
Operations:
Net investment income	$6,065	$14,113

Net increase in net assets resulting from operations	6,065	14,113

Dividends to shareholders from net investment income (Note 1D):(1)
Class A	(6,051)	(14,031)
Class B	(9)	(47)
Class C	(4)	(21)
Waddell & Reed Money Market Class C	(1)	(14)

	(6,065)	(14,113)

Capital share transactions (Note 3)	(175,748)	(21,604)

Total decrease	(175,748)	(21,604)
NET ASSETS
Beginning of period	1,059,637	1,081,241

End of period	$883,889	$1,059,637

Undistributed net investment income	$-	$-

(1) See "Financial Highlights" on pages 17 - 20.

FINANCIAL HIGHLIGHTS

CASH MANAGEMENT

Class A Shares

For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended September 30,			For the fiscal period ended

					For the fiscal year ended June 30,

	2003

		2002

			2001	9-30-00

					2000

						1999

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0060	0.0139	0.0463	0.0148	0.0511	0.0455
Less dividends declared	(0.0060)	(0.0139)	(0.0463)	(0.0148)	(0.0511)	(0.0455)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.61%	1.39%	4.78%	1.50%	5.18%	4.67%
Net assets, end of period (in millions)	$860	$1,038	$1,062	$875	$782	$667
Ratio of expenses to average net assets	0.80%	0.78%	0.76%	0.81%(1)	0.83%	0.83%
Ratio of net investment income to average net assets	0.62%	1.37%	4.60%	5.92%(1)	5.08%	4.54%

(1)Annualized.

FINANCIAL HIGHLIGHTS

CASH MANAGEMENT

Class B Shares

For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended September 30,			For the fiscal period ended	For the period from 9-9-99(1) through

	2003

		2002

			2001	9-30-00	6-30-00

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0047	0.0372	0.0133	0.0346
Less dividends declared	(0.0006)	(0.0047)	(0.0372)	(0.0133)	(0.0346)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.06%	0.47%	3.83%	1.37%	3.43%
Net assets, end of period (in millions)	$14	$13	$11	$2	$3
Ratio of expenses to average net assets including voluntary expense reimbursement	1.34%	1.69%	1.66%	1.43%(2)	1.67%(2)
Ratio of net investment income to average net assets including voluntary expense reimbursement	0.06%	0.45%	3.49%	5.29%(2)	4.49%(2)
Ratio of expenses to average net assets excluding voluntary expense reimbursement	1.72%	-	-	-	-
Ratio of net investment income (loss) to average net assets excluding voluntary expense reimbursement	-0.32%	-	-	-	-

(1)Commencement of operations of the class. (2)Annualized.

FINANCIAL HIGHLIGHTS

CASH MANAGEMENT

Class C Shares

For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended September 30,			For the fiscal period ended	For the period from 9-9-99(1) through

	2003

		2002

			2001	9-30-00	6-30-00

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0047	0.0373	0.0126	0.0335
Less dividends declared	(0.0005)	(0.0047)	(0.0373)	(0.0126)	(0.0335)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.05%	0.45%	3.83%	1.29%	3.32%
Net assets, end of period (in millions)	$8	$7	$5	$1	$1
Ratio of expenses to average net assets including voluntary expense reimbursement	1.34%	1.72%	1.65%	1.68%(2)	1.82%(2)
Ratio of net investment income to average net assets including voluntary expense reimbursement	0.05%	0.42%	3.57%	5.05%(2)	4.45%(2)
Ratio of expenses to average net assets excluding voluntary expense reimbursement	1.75%	-	-	-	-
Ratio of net investment income (loss) to average net assets excluding voluntary expense reimbursement	-0.37%	-	-	-	-

(1)Commencement of operations of the class. (2)Annualized.

FINANCIAL HIGHLIGHTS

CASH MANAGEMENT

Waddell & Reed Money Market Class C Shares(1)

For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended September 30,			For the fiscal period ended

					For the fiscal year ended June 30,

	2003

		2002

			2001	9-30-00

					2000

						1999

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0045	0.0378	0.0128	0.0426	0.0371
Less dividends declared	(0.0006)	(0.0045)	(0.0378)	(0.0128)	(0.0426)	(0.0371)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.06%	0.46%	3.89%	1.30%	3.86%	3.79%
Net assets, end of period (in millions)	$2	$2	$3	$7	$9	$5
Ratio of expenses to average net assets including voluntary expense reimbursement	1.36%	1.67%	1.61%	1.57%(2)	1.77%	1.60%
Ratio of net investment income to average net assets including voluntary expense reimbursement	0.06%	0.53%	4.03%	5.15%(2)	4.63%	3.77%
Ratio of expenses to average net assets excluding voluntary expense reimbursement	1.56%	-	-	-	-	-
Ratio of net investment income (loss) to average net assets excluding voluntary expense reimbursement	- 0.14%	-	-	-	-	-

(1)See Note 3. (2)Annualized.

NOTES TO FINANCIAL STATEMENTS

September 30, 2003

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Cash Management, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek maximum current income to the extent consistent with stability of principal by investing in a portfolio of money market instruments meeting specified quality standards. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - The Fund invests only in money market securities with maturities or irrevocable put options within 397 days. The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.
C. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, no provision has been made for Federal income taxes.
D. Dividends to shareholders - All of the Fund's net income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.40% of net assets. The Fund accrues and pays this fee daily. The Fund also reimbursed WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of incremental security-related costs including the cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At September 30, 2003, additional security costs amounted to $48,403, which are included in other expenses.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. Prior to July 1, 2003, for these services, the Fund paid WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level
From	$0 to	$10	$0
From	$10 to	$25	$11,000
From	$25 to	$50	$22,000
From	$50 to	$100	$33,000
From	$100 to	$200	$44,000
From	$200 to	$350	$55,000
From	$350 to	$550	$66,000
From	$550 to	$750	$77,000
From	$750 to	$1,000	$93,500
	$1,000 and Over		$110,000

After July 1, 2003, for these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average Net Asset Level (in millions)			Annual Fee Rate for Each Level
From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

Under the Shareholder Servicing Agreement, with respect to Class A, Class B, Class C and Waddell & Reed Money Market C shares, the Fund pays WRSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month and, for Class A shares, $.75 for each shareholder check it processes. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class B, Class C and Waddell & Reed Money Market C shares, respectively. Under the plans, the Fund pays W&R daily a distribution fee not to exceed, on an annual basis, 0.75% of the net assets of the affected class and a service fee not to exceed, on an annual basis, 0.25% of the net assets of the affected class. In the current environment of low interest rates, W&R has voluntarily agreed to reimburse sufficient distribution and service fees to any class of the Fund in order to insure the yield of that class remains at or above 0.05%. During the period ended September 30, 2003, W&R voluntarily reimbursed the distribution and service fees as shown in the following table:

Class B	$70,113
Class C	47,555
Waddell & Reed Money Market Class C	5,097

During the period ended September 30, 2003, W&R received no front-end sales commissions.

During the period ended September 30, 2003, W&R received $143,712 and $3,801 in deferred sales charges for Class B and Class C Shares, respectively.

The Fund paid Directors' fees of $59,415, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Multiclass Operations

The Fund currently offers three classes of shares: Class A, Class B and Class C. Each class represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class; Class B and Class C shares are subject to a CDSC and to an ongoing distribution and service fee. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Waddell & Reed Money Market Class B shares were combined with Waddell & Reed Money Market Class C shares effective March 24, 2000 and were redesignated Waddell & Reed Money Market Class C shares. As of June 30, 2000, Waddell & Reed Money Market Class C shares were closed to additional investments.

Transactions in capital stock are summarized below. Amounts are in thousands. The number of shares transacted during the periods corresponds to the dollar amounts included in this table because share transactions are recorded at $1.00 per share.

	For the fiscal year ended September 30,
	2003	2002

Value issued from sale
of shares:
Class A	$1,802,978	$4,933,033
Class B	24,363	43,795
Class C	24,013	43,542
Waddell & Reed Money Market Class C	-	-
Value issued from reinvestment of dividends:
Class A	5,821	13,414
Class B	8	46
Class C	4	20
Waddell & Reed Money Market
Class C	1	14
Value redeemed:
Class A	(1,986,945)	(4,970,541)
Class B	(23,075)	(42,244)
Class C	(22,399)	(41,290)
Waddell & Reed Money Market
Class C	(517)	(1,393)

Decrease in outstanding capital	$(175,748)	$(21,604)

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Cash Management, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Cash Management, Inc. (the "Fund") as of September 30, 2003, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Cash Management, Inc. as of September 30, 2003, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
November 7, 2003

INCOME TAX INFORMATION

September 30, 2003

Dividends are taxable to shareholders and are reportable in your Federal income tax returns for the years in which the dividends were received or reinvested.

Statements as to the tax status of each investor's dividends will be mailed annually.

Dividends are declared and recorded by the Fund on each day the New York Stock Exchange is open for business.

Shareholders are advised to consult with their tax advisers concerning the tax treatment of dividends from the Fund.

Corporations:

The dividends are not eligible for the dividends received deduction.

The Board of Directors of Waddell & Reed Advisors Cash Management, Inc.

The Waddell & Reed Fund Complex (Fund Complex) is comprised of the Advisors Fund Complex and the Ivy Family of Funds. The Advisors Fund Complex is comprised of each of the funds in the Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc. and W&R Target Funds, Inc. The Ivy Family of Funds is comprised of each of the funds in the Ivy Funds, Inc. and the Ivy Funds, a Massachusetts business trust.

Each of the individuals listed below serves as a director for each of the portfolios within the Advisors Fund Complex, with the exception of Robert L. Hechler, who is not a Director for each of the funds in the W&R Target Funds, Inc. Eleanor B. Schwartz, Joseph Harroz, Jr., Henry J. Herrmann and Keith A. Tucker also serve as directors or trustees of each of the funds in the Ivy Family of Funds.

Three of the four interested directors are "interested" by virtue of their current or former engagement as officers of Waddell & Reed Financial, Inc. (WDR) or its wholly-owned subsidiaries, including the funds' investment advisor, Waddell & Reed Investment Management Company (WRIMCO); the funds' principal underwriter, Waddell & Reed, Inc. (W&R); and the funds' transfer agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of their personal ownership of shares of WDR. The fourth interested director is a partner in a law firm that has represented W&R within the past two years. The other directors (more than a majority of the total number) are disinterested; that is, they are not employees or officers of, and have no financial interest in, WDR or any of its wholly owned subsidiaries, including W&R, WRIMCO and WRSCO.

Disinterested Directors

James M. Concannon (56)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1997
Principal Occupations During Past 5 Years: Professor of Law, Washburn Law School (1988 to present); Dean, Washburn Law School (1988 to 2001)
Other Directorships held by Director: Director, Am Vestors CBO II, Inc., a bond investment firm

David P. Gardner (70)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1998
Principal Occupation During Past 5 Years: President, William and Flora Hewlett Foundation (1993 to 1999)
Other Directorships held by Director: Chairman, J. Paul Getty Trust; Director, Fluor Corp. and The Salzburg Seminar

Linda K. Graves (50)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1995
Principal Occupation During Past 5 Years: Shareholder/Attorney, Levy & Craig, P.C. (on leave of absence, 1994 to present); First Lady of Kansas (1995 to 2003);
Other Directorships held by Director: None

Joseph Harroz, Jr. (36)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 68
Director since: 1998
Principal Occupations During Past 5 Years: Vice President and General Counsel of the Board of Regents, University of Oklahoma (1996 to present); Adjunct Professor, University of Oklahoma Law School (1997 to present); Managing Member, Harroz Investments, LLC, commercial enterprise investments (1998 to present)
Other Directorships held by Director: None

John F. Hayes (83)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1988
Principal Occupation During Past 5 Years: Shareholder, Gilliland & Hayes, PA, a law firm
Other Directorships held by Director: Director, Central Bank & Trust; Director, Central Financial Corp.

Glendon E. Johnson (79)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1971
Principal Occupations During Past 5 Years: formerly, Chief Executive Officer and Director, John Alden Financial Corp. (1987 to 1998)
Other Directorships held by Director: Manager, Castle Valley Ranches LLC; Chairman, Wellness Council of America; Chairman, Bank Assurance Partners, marketing; Executive Board and Advisory Committee, Boy Scouts of America

Eleanor B. Schwartz (66)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 68
Director since: 1995
Principal Occupations During Past 5 Years: Professor Emeritus, University of Missouri at Kansas City (2003 to present); Professor of Business Administration, University of Missouri at Kansas City (1980 to 2003); Chancellor, University of Missouri at Kansas City (1991 to 1999)
Other Directorships held by Director: None

Frederick Vogel III (68)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1971
Principal Occupation During Past 5 Years: Retired
Other Directorships held by Director: None

Interested Directors

Robert L. Hechler (66)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Director; formerly, President, Principal Financial Officer
Number of portfolios overseen by Director: 24
Director since: 1998
Principal Occupations During Past 5 Years: Consultant of WDR and W&R (2001 to present); Director of WDR (1998 to 2003); Executive Vice President and Chief Operating Officer of WDR (1998 to 2001); Director, Principal Financial Officer and Treasurer of W&R (1981 to 2001); Chief Executive Officer and President of W&R (1993 to 2001); Director, Executive Vice President, Principal Financial Officer and Treasurer of WRIMCO (1985 to 2001); Director and Treasurer of WRSCO (1981 to 2001); President of WRSCO (1981 to 1999)
Other Directorships held by Director: None

Henry J. Herrmann (60)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Director and President; formerly, Vice President
Number of portfolios overseen by Director: 68
Director since: 1998; President since: 2001
Principal Occupation(s) During Past 5 Years: Director, President and Chief Investment Officer of WDR (1998 to present); President and Chief Executive Officer of WRIMCO (1993 to present); Chief Investment Officer of WRIMCO (1991 to present); President, Chief Executive Officer and Director of Waddell & Reed Ivy Investment Company (WRIICO), an affiliate of WDR (2002 to present); President of each of the Funds in the Fund Complex (2001 to present); Director of each of the Funds in the Fund Complex (1998 to present); President of Ivy Fund (2002 to present); Treasurer of WDR (1998 to 1999)
Other Directorships held by Director: Director, Austin, Calvert & Flavin, an affiliate of WRIMCO; Chairman of the Board and Director, Ivy Services, Inc. (ISI) an affiliate of WDR; Director of W&R; Director of WRIMCO

Frank J. Ross, Jr. (50)
Polsinelli, Shalton & Welte, 700 West 47th Street, Suite 1000, Kansas City, MO 64112
Position held with Fund: Director
Number of portfolios overseen by Director: 40
Director since: 1996
Principal Occupation During Past 5 Years: Shareholder/Director, Polsinelli, Shalton & Welte, a law firm (1980 to present)
Other Directorships held by Director: Director, Columbian Bank & Trust

Keith A. Tucker (58)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Chairman of the Board of Directors and Director; formerly, President
Number of portfolios overseen by Director: 68
Director since: 1993; Chairman of the Board of Directors since: 1998
Principal Occupation(s) During Past 5 Years: Chairman of the Board of Directors, Director and Chief Executive Officer of WDR (1998 to present); Chairman of the Board of Directors and Director of W&R, WRIMCO and WRSCO (1993 to present); Chairman of the Board of Directors of each of the Funds in the Fund Complex (1998 to present); Director of each of the Funds in the Fund Complex (1993 to present); Principal Financial Officer of WDR (1998 to 1999); Vice Chairman of the Board of Directors of Torchmark Corporation (1991 to 1998);
Other Directorships held by Director: None

Officers

Theodore W. Howard (61)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer
Officer since: Treasurer and Principal Accounting Officer since 1976; Vice President since 1987; Principal Financial Officer since 2002
Principal Occupation(s) During Past 5 Years: Senior Vice President of WRSCO (2001 to present); Treasurer and Principal Accounting Officer of each of the Funds in the Fund Complex (1976 to present); Vice President of each of the Funds in the Fund Complex (1987 to present); Principal Financial Officer of each of the Funds in the Fund Complex (2002 to present); Vice President of Ivy Fund (2002 to present); Treasurer of Ivy Fund (since 2003); Assistant Treasurer of Ivy Fund (2002 to 2003); Vice President of WRSCO (1988 to 2001)
Directorships held: None

Kristen A. Richards (35)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Vice President, Secretary and Associate General Counsel
Officer since: Vice President, Secretary and Associate General Counsel since 2000
Principal Occupation(s) During Past 5 Years: Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO (2000 to present); Vice President, Associate General Counsel and Chief Compliance Officer of WRIICO (2002 to present); Vice President and Secretary of each of the Funds in the Fund Complex (2000 to present); Vice President and Secretary of Ivy Fund (2002 to present); Assistant Secretary of each of the funds in the Fund Complex (1998 to 2000); Compliance Officer of WRIMCO (1995 to 1998)
Directorships held: None

Daniel C. Schulte (37)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Vice President, Assistant Secretary and General Counsel
Officer since: Vice President, Assistant Secretary and General Counsel since 2000
Principal Occupation(s) During Past 5 Years: Vice President and General Counsel of WDR (2000 to present); Assistant Secretary of WDR (2003 to present), Senior Vice President, Secretary and General Counsel of W&R, WRIMCO and WRSCO (2000 to present); Senior Vice President of ISI (2002 to present); Senior Vice President, General Counsel and Assistant Secretary of WRIICO (2002 to present); Vice President, General Counsel and Assistant Secretary of each of the Funds in the Fund Complex (2000 to present); Vice President and Assistant Secretary of Ivy Fund (2002 to present); Secretary of WDR (2000 to 2003); an attorney with Klenda, Mitchell, Austerman & Zuercher, L.L.C. (1994 to 1998)
Directorships held: None

Annual Privacy Notice

Waddell & Reed, Inc., Waddell & Reed Advisors Group of Mutual Funds, Ivy Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. ("Waddell & Reed") are committed to ensuring their customers have access to a broad range of products and services to help them achieve their personal financial goals. In the course of doing business with Waddell & Reed, customers are requested to share financial information and they may be asked to provide other personal details. Customers can be assured that Waddell & Reed is diligent in its efforts to keep such information confidential.

Recognition of a Customer's Expectation of Privacy

At Waddell & Reed, we believe the confidentiality and protection of customer information is one of our fundamental responsibilities. And while information is critical to providing quality service, we recognize that one of our most important assets is our customers' trust. Thus, the safekeeping of customer information is a priority for Waddell & Reed.

Information Collected

In order to tailor available financial products to your specific needs, Waddell & Reed may request that you complete a variety of forms that require nonpublic personal information about your financial history and other personal details, including but not limited to, your name, address, social security number, assets, income and investments. Waddell & Reed may also gather information about your transactions with us, our affiliates and others.

Categories of Information that may be Disclosed

While Waddell & Reed may disclose information it collects from applications and other forms, as described above, we at Waddell & Reed also want to assure all of our customers that whenever information is used, it is done with discretion. The safeguarding of customer information is an issue we take seriously.

Categories of Parties to whom we disclose nonpublic personal information

Waddell & Reed may disclose nonpublic personal information about you to the following types of third parties: selectively chosen financial service providers, whom we believe have valuable products or services that could benefit you. Whenever we do this, we carefully review the company and the product or service to make sure that it provides value to our customers. We share the minimum amount of information necessary for that company to offer its product or service. We may also share information with unaffiliated companies that assist us in providing our products and services to our customers; in the normal course of our business (for example, with consumer reporting agencies and government agencies); when legally required or permitted in connection with fraud investigations and litigation; and at the request or with the permission of a customer.

Opt Out Right

If you prefer that we not disclose nonpublic personal information about you to nonaffiliated third parties, you may opt out of those disclosures, that is, you may direct us not to make those disclosures (other than disclosures permitted by law). If you wish to opt out of disclosures to nonaffiliated third parties, please provide a written request to opt-out with your name and account number(s) or social security number to: Waddell & Reed, Attn: Opt Out Notices, P.O. Box 29220, Shawnee Mission, Kansas 66201. You may also call 1-888-Waddell and a Client Services Representative will assist you.

Confidentiality and Security

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Householding Notice

If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800-532-2749.

Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-  4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund, Inc.

FOR MORE INFORMATION:

Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
WADDELL & REED
CLIENT SERVICES
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, KS 66201-9217
Toll-Free (800) 366-5465
Local (913) 236-1303
Our INTERNET address is:
http://www.waddell.com
For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.

ITEM 2. CODE OF ETHICS.

As of September 30, 2003, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Principal Executive Officer and Principal Financial Officer. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the Registrant has determined that Glendon E. Johnson, Sr. is an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. Mr. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the Registrant's Principal Executive Officer and Principal Financial Officer have concluded that such controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred over the Registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Attached hereto as Exhibit 99.CODE.

(b)(1) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002.

Attached hereto as Exhibit 99.CERT.

(b)(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Cash Management, Inc.
(Registrant)

By: /s/Kristen A. Richards
------------------------------
Kristen A. Richards, Vice President and Secretary

Date: December 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Henry J. Herrmann
------------------------------
Henry J. Herrmann, President and Principal Executive Officer

Date: December 5, 2003

By: /s/Theodore W. Howard
------------------------------
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: December 5, 2003